Going Concern and Management's Plans (Details Narrative) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (418,970)	$ (418,389)	$ (414,502)
Cash and cash equivalents	$ 1,188	$ 236	$ 216